DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2021, 2020, and 2019:

(US$ MILLIONS)	2021	2020	2019
Inventory costs	$1,158	$1,256	$1,091
Subcontractor and consultant costs	3,358	3,532	4,208
Concession construction materials and labor costs	235	163	229
Depreciation and amortization expense	603	585	520
Compensation	2,557	2,444	2,005
Other direct costs	890	873	1,005
Total	$8,801	$8,853	$9,058